Deferred Finance Charges, Net (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs
Deferred Finance Charges, Net

Deferred finance charges are comprised of the following:
Balance, January 1, 2013	$6,467
Additions	132
Amortization expense	(1,252)
Balance, December 31, 2013	$5,347
Additions	2,726
Amortization expense	(1,472)
Balance, December 31, 2014	$6,601